Regulatory Matters (Tables)	3 Months Ended
Mar. 31, 2023
Public Utilities General Disclosures [Line Items]
Summary of Significant Virginia Power Electric Transmission Projects Applied

Developments for significant Virginia Power electric transmission projects approved or applied for are as follows:

Description and Location of Project	Application Date	Approval Date	Type of Line	Miles of Lines	Cost Estimate (millions)
Partial rebuild of Bristers-Ox 115 kV line in Fauquier and Prince William Counties, Virginia	August 2022	April 2023	230 kV	15	$40
Construct new Mars and Wishing Star substations, transmission lines and related projects in Loudoun County, Virginia	October 2022	April 2023	500/230 kV	4	720
Rebuild of Lines #2019 and #2007 in the City of Virginia Beach, Virginia	February 2023	Pending	230 kV	5	95
Install transformer at Possum Point substation, rebuild and construct transmission lines and related projects in Prince William County, Virginia	March 2023	Pending	230 kV	2	35
Partial rebuild of Line #2011 in the Cities of Manassas and Manassas Park, Virginia and Prince William and Fairfax Counties, Virginia	March 2023	Pending	230 kV	7	35

Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Significant Riders Associated With Virginia Power Projects

Developments for significant riders associated with various Virginia Power projects are as follows:

Rider Name	Application Date	Approval Date	Rate Year Beginning	Total Revenue Requirement (millions)		Increase (Decrease) Over Previous Year (millions)
Rider CCR	February 2023	Pending	December 2023	$194		$(37)
Rider CE(1)	October 2022	April 2023	May 2023	89		18
Rider GT	August 2022	April 2023	June 2023	14		(42)
Rider R	June 2021	March 2022	April 2023	55	(4)	(4)
Rider S	June 2021	February 2022	April 2023	191	(4)	(1)
Rider T1(2)	May 2023	Pending	September 2023	879		173
Rider U(3)	June 2022	February 2023	April 2023	74		(21)
Rider US-3	August 2022	April 2023	June 2023	40		(10)
Rider US-4	August 2022	April 2023	June 2023	16		1
Rider W(5)	June 2022	February 2023	April 2023	105	(4)	(16)
(1)
Associated with solar generation and energy storage projects requested for approval in October 2022 and certain small-scale solar projects in addition to previously approved Rider CE projects.
(2)
Consists of $510 million for the transmission component of Virginia Power's base rates and $369 million for Rider T1.
(3)
Consists of previously approved phases of Rider U.
(4)
In May 2023, Virginia Power filed a notification with the Virginia Commission to combine Riders R, S and W, which have an aggregate revenue requirement of $351 million, into base rates effective July 2023 in accordance with legislation enacted in Virginia in April 2023.
(5)
In February 2023, the Virginia Commission also approved Virginia Power's requested revenue requirement for the rate year beginning April 2024. However, as Virginia Power provided notification in May 2023 to combine Rider W into base rates as discussed above, Rider W will cease to be separately collected effective July 2023.